INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 31, 2021	Oct. 29, 2021	Oct. 28, 2021	Feb. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance sheet	$ 188				$ 188	$ 108
Share of results of associates					9	14	$ 1
Gain on disposal of interest in associate					75	0	0
Issue of equity					$ 2	$ 2	$ 2
Bioventus LLC
Disclosure of associates [line items]
Percentage of associate held	29.20%	29.30%	38.70%	38.70%	29.20%	47.60%
Balance sheet	$ 186				$ 186	$ 105
Profit after taxation					84	14
Share of results of associates					9	14
Gain on disposal of interest in associate					$ 75	$ 0
Issue of equity				$ 106
Net non-cash gain (loss) on dilution of interest in associates or joint venture		$ 53		$ 22